Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities - current	$ (373)	$ (4,255)
Interest rate swap liabilities - long term		(317)
Other investments	94,973	77,658
RealD
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	12,900	14,429
Level 1 | RealD
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	12,900	14,429
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities - current	$ (373)	(4,255)
Interest rate swap liabilities - long term		$ (317)